BONDS PAYABLE - Additional Information (Details) - Bonds 7.875%, Due 2021 ¥ in Thousands, $ in Thousands	Oct. 04, 2021 USD ($)	Apr. 15, 2019 CNY (¥)	Apr. 15, 2019 USD ($)
Debt Instrument
Debt instrument, face amount			$ 300,000
Interest rate (as a percent)			7.875%
Proceeds from issuance of bonds, net | ¥		¥ 1,976,474
Principal amount repaid	$ 300,000
Bonds Payable Repaid	$ 300,000